UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22590

Lazard Alternative Emerging Markets 1099 Fund

(Exact name of registrant as specified in charter)

30 Rockefeller Plaza New York, NY 10112

(Address of principal executive offices) (Zip code)

Mr. Nathan Paul 30 Rockefeller Plaza New York, NY 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-632-6000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Schedule of Investments at June 30, 2015 (Unaudited)

	Cost	Percentage of Net Assets	Fair Value
Investments in Portfolio Funds (96.77%) #

Domiciled in Bermuda (16.68%)

Global Focus (11.91%)

Prince Street Fund, Ltd.	$2,500,000	8.52%	$2,532,683

PS Opportunities Offshore Fund, Ltd.	1,000,000	3.39%	1,006,255

	3,500,000		3,538,938

Regional Focus (4.77%)

PS Latin America Offshore, Ltd.	1,400,000	4.77%	1,418,118

Total Domiciled in Bermuda (16.68%)	4,900,000		4,957,056

Domiciled in British Virgin Islands (7.35%)

Global Focus (7.35%)

Frontier Market Select Offshore Fund, Ltd. *	2,200,000	7.35%	2,184,821

Total Domiciled in British Virgin Islands (7.35%)	2,200,000		2,184,821

Domiciled in Cayman Islands (72.74%)

Country Focus (16.21%)

Argentina Fund, Ltd.	1,400,000	4.81%	1,429,504

Golden China Fund	1,717,898	7.40%	2,197,097

The Ton Poh Thailand Fund	1,000,000	4.00%	1,188,406

	4,117,898		4,815,007

Global Focus (29.83%)

BlackRock Emerging Frontiers Fund Limited	2,500,000	8.63%	2,562,781

Indus Emerging Markets Fund, Ltd.	1,200,000	3.81%	1,132,188

Polunin Capital Partners Emerging Markets Active Fund	2,500,000	8.81%	2,616,045

Ronit Global Opportunities Fund, Ltd.	1,250,000	4.07%	1,209,769

SR Global Fund, Inc.	1,250,000	4.51%	1,340,740

	8,700,000		8,861,523

Regional Focus (14.83%)

Armada Latin America Opportunity Fund, Ltd.	1,100,000	3.51%	1,042,822

Moneda Latin American Small Caps Fund (Cayman), Ltd.	1,300,000	4.16%	1,235,492

Moon A/T Capital GCC Offshore Fund, Ltd.	900,000	2.91%	865,268

SSCG Africa Opportunities Fund, Ltd.	1,300,000	4.25%	1,261,385

	4,600,000		4,404,967

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Schedule of Investments at June 30, 2015 (Unaudited) (continued)

	Cost	Percentage of Net Assets	Fair Value
Investments in Portfolio Funds (96.77%)# (concluded)

Domiciled in Cayman Islands (72.74%) (concluded)

Relative Value (4.02%)

CRC Credit Fund, Ltd.*	$1,067,030	4.02%	$1,195,467

Specialty Focus (7.85%)

Contrarian Emerging Markets Offshore Fund, Ltd.	1,200,000	4.28%	1,271,583

Neon Liberty Wei Ji Fund, Ltd.	1,000,000	3.57%	1,061,501

	2,200,000		2,333,084

Total Domiciled in Cayman Islands (72.74%)	20,684,928		21,610,048

Total Investments in Portfolio Funds (96.77%)	27,784,928**		28,751,925

Short-term Investments (8.77%)

Dreyfus Treasury Cash Management Fund	2,606,000	8.77%	2,606,000

Total Investments (105.54%)	$30,390,928		31,357,925

Other Liabilities, in excess of other Assets (-5.54%)			(1,645,000)

Net Assets (100.00%)			$29,712,925

#	Non-income producing security.
*	Portfolio Fund has suspended redemptions or invoked gate provisions, or represents a similarly restricted investment.
**

The cost of investments in Portfolio Funds for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Portfolio Funds. The allocated taxable income has not been provided to the Fund for all of the Portfolio Funds as of June 30, 2015.

Aggregate cost	$27,784,928

Gross unrealized appreciation	$1,285,253

Gross unrealized depreciation	(318,256)

Net unrealized appreciation	$966,997

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Schedule of Investments at June 30, 2015 (Unaudited) (continued)

Fair Value Measurement: In accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), Lazard Alternative Emerging Markets 1099 Fund (the “Fund”) applies fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques used to develop the measurements of fair value and related inputs during the period. These inputs are summarized in the three broad levels that follow.

Level 1 - Quoted prices are available in active markets for identical assets and liabilities as of the reporting date. The Fund does not adjust the quoted price for these assets and liabilities.

Level 2 - Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies (including fair value of investments in Portfolio Funds that the Fund has the ability to redeem at net asset value as of the measurement date, or within ninety days of the measurement date).

Level 3 - Pricing inputs are unobservable for the assets and liabilities and include situations where there is little, if any, market activity for the assets and liabilities (including fair value of investments in Portfolio Funds that the Fund does not have the ability to redeem at net asset value within ninety days of the measurement date).

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities. The Fund classifies its investments based on the lowest level of input that is significant to the fair value measurement.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period.

In April 2015, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification (“ASC”) 820 Fair Value Measurement. The Fund has elected to early adopt and retrospectively apply ASU 2015-07. The impact of the early adoption of ASU 2015-07 has been reflected in the notes to the financial statements. Prior to this, investments valued using the practical expedient were categorized within the fair value hierarchy on the basis of whether the investment is redeemable with the investee at net asset value on the measurement date, never redeemable with the investee at net asset value, or redeemable with the investee at net asset value at a future date. As a result of adopting ASU 2015-07, investments in Portfolio Funds with a fair value of $28,751,925 are excluded from the fair value hierarchy as of June 30, 2015.

The retroactive application of ASU 2015-07 results in the exclusion of any Portfolio Funds valued using NAV as practical expedient from the investment roll forward included in the March 31, 2015 audited financial statements.

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Schedule of Investments at June 30, 2015 (Unaudited) (continued)

Description	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investments in Portfolio Funds
Country Focus	$—	$—	$—	$4,815,007	$4,815,007
Global Focus	—	—	—	14,585,282	14,585,282
Regional Focus	—	—	—	5,823,085	5,823,085
Relative Value	—	—	—	1,195,467	1,195,467
Specialty Focus	—	—	—	2,333,084	2,333,084
Total Investments in Portfolio Funds	$—	$—	$—	$28,751,925	$28,751,925
Short-term Investments	2,606,000	—	—	—	2,606,000
Total	$2,606,000	$—	$—	$28,751,925	$31,357,925

Beginning January 1, 2015, the Fund invests substantially all of its available assets in Portfolio Funds that primarily invest or trade in the securities of issuers and other financial instruments that are economically tied to an emerging market country. The emerging markets investment strategy focuses on managers with exposures to both emerging and frontier markets. The investments are implemented by Portfolio Managers with top down macro views, regional focus strategies, country specific investments, and specialty strategies such as macro, distressed or pair trading. The new investment strategy allows the Fund to invest across all asset classes with an emphasis on emerging markets. The four strategies in the emerging markets investment strategy are Country Focus, Global Focus, Regional Focus and Specialty Focus.

The Portfolio Funds in the Country Focus strategy are chosen to gain exposure to country specific markets. These allocations typically reflect the Fund’s strategy to obtain directional exposure through long short or long biased managers or to exploit specific market inefficiencies. The Portfolio Funds within this strategy have monthly to quarterly liquidity, and are generally subject to a 30 to 60 day notice period. All the Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

The Portfolio Funds in the Global Focus strategy account for the core of the portfolio and are chosen for their ability to combine a top down view of emerging markets country risk and valuation with bottom up security selection against a background of global macro conditions and comparative local country level fundamentals. The asset classes represented are both equity and fixed income in emerging markets and typically long short or long biased. The Portfolio Funds within this strategy have monthly to quarterly liquidity, and are generally subject to a 30 to 90 day notice period. One Portfolio Fund in this strategy (7.35% of Net Assets) has a gate provision and therefore cannot be voluntarily redeemed. All other Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

The Portfolio Funds in the Regional Focus strategy are selected for their superior understanding of the region within the emerging markets countries that they invest in. From this understanding, managers are able to better gauge county level risks. These are typically equity long short or long biased managers. The Portfolio Funds within this strategy have monthly to quarterly liquidity, and are generally subject to a 21 to 90 day notice period. All the Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

The Portfolio Funds in the Specialty Focus strategy are chosen for the uniqueness of their investment style as applied to emerging markets. Examples are macro, distressed or pair trading.

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Schedule of Investments at June 30, 2015 (Unaudited) (concluded)

The objective of this strategy is to generate a return stream that is uncorrelated to the rest of the Fund’s portfolio. The Portfolio Funds within this strategy have quarterly liquidity, and are generally subject to a 1 to 90 day notice period. All the Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

The Portfolio Fund in the Relative Value strategy seeks to exploit disparities in pricing relationships between instruments with similar pricing characteristics. Quantitative security selection techniques are often used to identify and capture profits from securities the Portfolio Managers believe are over or under valued and to reduce risk by balancing long and short market exposures. The residual risk created by this process is a spread position whose management requires an understanding of the factors determining the spread. The Relative Value strategy is not dependent on the general direction of market movements, and often involves arbitrage techniques. The returns tend to have low correlations relative to benchmark indices. The Portfolio Fund in the Relative Value strategy holds structured credit loans with an average life of approximately 2 years and securities trading at a significant discount to par. There is one remaining Portfolio Fund from the historical investment strategy presented on the Schedule of Investments in the Relative Value strategy. The Portfolio Fund has quarterly liquidity with a 90 day notice period but subject to a gate provision and therefore cannot be voluntarily redeemed.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lazard Alternative Emerging Markets 1099 Fund

By (Signature and Title)*	/s/ John Reinsberg
John Reinsberg, President
(principal executive officer)

Date	August 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Reinsberg
John Reinsberg, President
(principal executive officer)

Date	August 10, 2015

By (Signature and Title)*	/s/ Jagatnarine Churaman
Jagatnarine Churaman, Chief Financial Officer
(principal financial officer)

Date	August 10, 2015

* Print the name and title of each signing officer under his or her signature.